Inventories (Tables)	12 Months Ended
Dec. 31, 2024
Classes of current inventories [abstract]
Disclosure Of Detailed Information About Inventories Explanatory

As at December 31,	2024	2023
Product
Crude Oil	2,297	2,084
Diluent	401	379
Natural Gas and NGLs	77	68
Refined Products	1,176	1,073
Total Product	3,951	3,604
Parts and Supplies	545	426
	4,496	4,030